Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012
Assets
Cash & cash equivalents	$ 316,604	$ 123,040		$ 143,041	$ 143,351
Accounts receivable, net of allowance for doubtful accounts of $10,242 and $10,113 at March 31, 2014 and December 31, 2013, respectively	141,384	140,525
Inventories	79,870	89,618
Prepaid expenses & other current assets	21,560	30,269
Total current assets	559,418	383,452
Property, plant & equipment, net	135,003	136,166	[1]		100,391	[1]
Goodwill	993,217	989,808
Intangible assets, net	708,227	720,302
Other assets	29,577	30,426
Total assets	2,425,442	2,260,154	[1]		1,233,917	[1]
Liabilities & Stockholders' Equity
Accounts payable	54,230	56,156
Accrued salaries, wages and employee benefits	13,426	22,656
Current installments of long-term debt	7,911	7,958
Accrued income taxes payable	4,711	6,669
Accrued expenses and other current liabilities	27,097	26,234
Total current liabilities	107,375	119,673
Long-term debt	742,327	744,291
Long-term retirement benefits, less current portion	21,532	25,129
Long-term deferred income taxes	166,983	169,800			49,411
Long-term contingent consideration	47,800	34,800
Other long-term liabilities	36,127	30,387
Total liabilities	1,122,144	1,124,080
Redeemable 401(k) plan interest		20,972
Stockholders' Equity
Preferred shares (2,000,000 designated as Series A), 5,000,000 shares authorized, 2,000,000 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	20
Common shares, $0.01 par value (effective January 23, 2014), 200,000,000 shares authorized, 120,239,236 and 103,571,941 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	1,182
Additional paid-in capital	1,401,673	1,212,038
Accumulated deficit	(201,639)	(194,222)
Accumulated other comprehensive income	4,751	1,265
Total stockholders equity	1,205,987	1,019,081
Non-controlling interests	97,311	96,021
Total equity	1,303,298	1,115,102		270,688	272,437
Total liabilities, redeemable 401(k) plan interest and stockholders' equity	$ 2,425,442	$ 2,260,154

[1]	Long-lived assets represent property, plant and equipment, net.